Note 8 - Income Tax	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Note 8 - Income Tax

8           Income tax

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019

Current tax	(215,467)	(121,048)	(299,692)
Deferred tax	26,019	97,898	97,240
Tax charge	(189,448)	(23,150)	(202,452)

The tax on Tenaris’s income before tax differs from the theoretical amount that would arise using the tax rate in each country as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019
Income (loss) before income tax	1,242,766	(619,267)	933,710
Less impairment charges (non-deductible)	57,075	622,402	-
Income before income tax without impairment charges	1,299,841	3,135	933,710

Tax calculated at the tax rate in each country	(209,765)	21,052	(186,752)
Effect of currency translation on tax base	(76,043)	(72,936)	(53,296)
Changes in the tax rates	(29,881)	(958)	13
Utilization of previously unrecognized tax losses	966	98	547
Tax revaluation, withholding tax and others	125,275	29,594	37,036
Tax charges	(189,448)	(23,150)	(202,452)

Effect of currency translation on tax base, Tenaris applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets / liabilities and their carrying amounts in the financial statements. By application of this method, Tenaris recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax bases in subsidiaries (mainly Argentina and Mexico), which have a functional currency different than their local currency. These gains and losses are required by IFRS even though the revalued / devalued tax bases of the relevant assets will not result in any deduction / obligation for tax purposes in future periods.

Changes in the tax rates includes mainly the effect of the increase in the corporate income tax rate in Argentina from 25% to 35% for fiscal years starting January 1, 2021.

Tax revaluation, withholding tax and others, includes a net tax income of $113 million, $61 million and $66 million for 2021, 2020 and 2019 respectively related to the tax revaluation regimes in Argentina and Mexico. It also includes a charge of $23 million, $10 million and $34 million for 2021, 2020 and 2019 respectively related to withholding taxes for intra-group international operations.